Cover	Jun. 13, 2024
Cover [Abstract]
Entity Registrant Name	ONAR Holding Corporation
Entity Central Index Key	0001682265
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 is being filed by the Company for the purpose of amending the Original Report to provide the financial statements and the pro forma financial information required by Item 9.01, which were not previously filed with the Original Report. Except for this Explanatory Note, the filing of the financial statements and the pro forma financial information required by Item 9.01, and the consent of Farber Hass Hurley LLP filed herewith as Exhibit 23.1, there are no changes to the Original Report.
Entity Emerging Growth Company	false
Document Period End Date	Jun. 13, 2024
Entity File Number	00-56012
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-2200506
Entity Address Address Line 1	8605 Santa Monica Boulevard
Entity Address Address Line 2	PMB 36522
Entity Address City Or Town	Los Angeles
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90069
City Area Code	213
Local Phone Number	437-3081
Security 12b Title	Common Stock
Trading Symbol	ONAR
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false